Other Operating Expenses - Summary of General and Administrative Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature [abstract]
Salaries and wages	$ 121,100	$ 114,684
Consulting fees	4,315	4,320
Office and general	46,706	51,191
Professional fees	6,781	14,620
Merchant Processing Fees	6,793	6,332
Director fees	685	550
Other	863	8,028
General and administrative expense	$ 187,243	$ 199,725